SHARE REPURCHASES	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASES [Abstract]
SHARE REPURCHASES
19.	SHARE REPURCHASES

In April 2010, the Company approved a share repurchase plan to repurchase up to US$3 million of the outstanding ADSs from time to time through May 1, 2012. Pursuant to this plan, the Company repurchased of 852,144 ordinary shares in open market transactions conducted between June and November 2010 for a cash consideration of RMB13,262 (US$1,996), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.34 per ordinary share (US$7.03 per ADS). In 2011, the Company repurchased an aggregate of 590,205 ordinary shares in open market transactions conducted between May and December 2011 for a cash consideration of RMB8,243(US$1,274), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.16 per ordinary share (US$6.48 per ADS).

In May 2011, the Company approved a share repurchase plan to repurchase up to $10 million of the outstanding ADSs from time to time though May 1, 2013. Pursuant to this plan, the Company repurchased an aggregate of 376,761 ordinary shares in open market transactions conducted between June and December 2012 for a cash consideration of RMB4,574 (US$723). and all the repurchased shares were cancelled. The purchases were made at an average price of US$1.83 per ordinary share (US$5.48 per ADS).

In December 31, 2012, the Company approved a share repurchase plan to repurchase up to US$40 million of the outstanding ADSs from time to time and no expiry date was stipulated for the repurchase.